Restricted Deposits	12 Months Ended
Dec. 31, 2023
Restricted Deposits [Abstract]
Restricted Deposits
6.	Restricted Deposits
Restricted deposits as of December 31, 2022 and 2023 are as follows:

			2022	2023
			In millions of won
Cash and cash equivalents	Escrow accounts	￦	2,912	3,010
	Deposits for government project and others		30,586	26,969
	Collateral provided for borrowings		250,346	190,525
	Collateral provided for lawsuit		57	54
	Deposits for transmission regional support program		8,626	9,481
	Deposits for other business purposes		3,825	5,550
Short-term financial instruments	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises and others		101,500	80,500
	Collateral provided for borrowings		1,000	24,728
Non-current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		386,220	271,047
Long-term financial instruments	Escrow accounts		1,603	—
	Guarantee deposits for banking accounts at oversea branches		18	36
	Collateral provided for borrowings		21,745	28,245
	Decommissioning costs of nuclear power plants		497,609	655,030
Other non-current assets	Deposits for other business purposes		4,355	7,558

		￦	1,310,402	1,302,733